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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10359

                       Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

522  Fifth Avenue, New York, New York                                    10036
      (Address of principal executive offices)                        (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


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MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS     MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


    NUMBER OF
     SHARES                                                                                                          VALUE
----------------                                                                                                 -------------
                   COMMON STOCKS (95.6%)

                   Aerospace & Defense (2.7%)
     147,676       Goodrich Corp.                                                                                 $  8,785,245
                                                                                                                 -------------

                   Biotechnology (1.7%)
     211,500       Affymetrix, Inc.                                               *                                 5,494,770
                                                                                                                 -------------

                   Broadcasting (2.5%)
     353,336       Live Nation Inc.                                               *                                  7,914,726
                                                                                                                 -------------

                   Computer Communications (2.7%)
     351,430       Juniper Networks, Inc.                                         *                                  8,578,406
                                                                                                                 -------------

                   Containers/Packaging (1.8%)
     182,410       Sealed Air Corp.                                                                                  5,891,843
                                                                                                                 -------------

                   Drugstore Chains (2.3%)
   1,181,000       Rite Aid Corp.                                                 *                                  7,463,920
                                                                                                                 -------------

                   Electric Utilities (8.5%)
     122,870       American Electric Power Co., Inc.                                                                 5,852,298
      94,386       Constellation Energy Group                                                                        8,661,803
      96,600       DPL, Inc.                                                                                         2,947,266
      26,400       Entergy Corp.                                                                                     2,980,560
     137,510       Wisconsin Energy Corp.                                                                            6,659,609
                                                                                                                 -------------
                                                                                                                    27,101,536
                                                                                                                 -------------
                   Electronic Components (1.4%)
     400,734       Flextronics International Ltd. (Singapore)                     *                                  4,628,478
                                                                                                                 -------------

                   Electronic Equipment/Instruments (3.1%)
     197,860       Diebold, Inc.                                                                                     9,809,899
                                                                                                                 -------------

                   Engineering & Construction (2.4%)
      96,490       McDermott International, Inc. (Panama)                         *                                  7,526,220
                                                                                                                 -------------

                   Financial Conglomerates (1.3%)
     209,180       Conseco Inc.                                                   *                                  4,122,938
                                                                                                                 -------------

                   Food: Major Diversified (2.3%)
     284,240       ConAgra Foods Inc.                                                                                7,248,120
                                                                                                                 -------------

                   Home Furnishings (1.9%)
     195,350       Newell Rubbermaid, Inc.                                                                           6,204,316
                                                                                                                 -------------

                   Household/Personal Care (4.7%)
     161,213       Estee Lauder Companies, Inc. (The) (Class A)                                                      7,625,375
     147,410       International Flavors & Fragrances, Inc.                                                          7,566,555
                                                                                                                 -------------
                                                                                                                    15,191,930

                                                                                                                 -------------
                   Industrial Specialties (2.1%)
     233,350       Valspar Corp. (The)                                                                               6,741,482
                                                                                                                 -------------

                   Insurance Brokers/Services (2.8%)
     265,760       Marsh & McLennan Companies, Inc.                                                                  8,724,901
                                                                                                                 -------------

                   Integrated Oil (2.7%)
     146,510       Hess Corp.                                                                                        8,676,322
                                                                                                                 -------------

                   Internet Retail (1.9%)
      88,850       Amazon.com, Inc.                                               *                                  6,143,089
                                                                                                                 -------------



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
                   Investment Banks/Brokers (6.7%)
     87,460        Edwards (A.G.), Inc.                                                                              7,710,474
    132,110        Lazard Ltd. (Class A) (Bermuda)                                                                   7,118,087
    290,930        Schwab (Charles) Corp. (The)                                                                      6,537,197
                                                                                                                 -------------
                                                                                                                    21,365,758
                                                                                                                 -------------
                   Investment Managers (1.9%)
    254,520        Invesco PLC - Sponsored ADR (Britain)                                                             6,121,206
                                                                                                                 -------------

                   Major Telecommunications (0.9%)
     45,903        Embarq Corp.                                                                                      2,949,727
                                                                                                                 -------------

                   Medical Distributors (1.9%)
    167,800        Owens & Minor, Inc.                                                                               5,956,900
                                                                                                                 -------------

                   Medical Specialties (2.4%)
    119,660        Beckman Coulter, Inc.                                                                             7,825,764
                                                                                                                 -------------

                   Miscellaneous Manufacturing (1.1%)
     93,600        Pentair, Inc.                                                                                     3,462,264
                                                                                                                 -------------

                   Office Equipment/Supplies (2.1%)
    142,270        Pitney Bowes, Inc.                                                                                6,793,393
                                                                                                                 -------------

                   Oil & Gas Pipelines (2.2%)
    410,660        El Paso Corp.                                                                                     6,997,646
                                                                                                                 -------------

                   Oil & Gas Production (2.1%)
    140,700        Newfield Exploration Co.                                       *                                  6,759,228
                                                                                                                 -------------

                   Oilfield Services/Equipment (1.8%)
     80,510        Cameron International Corp.                                    *                                  5,708,159
                                                                                                                 -------------

                   Other Consumer Services (1.9%)
    128,800        Apollo Group, Inc. (Class A)                                   *                                  6,178,536
                                                                                                                 -------------

                   Property - Casualty Insurers (6.9%)
    117,880        ACE Ltd. (Cayman Islands)                                                                         7,257,872
    171,280        Allied World Assurance Holdings Ltd. (Bermuda)                                                    8,677,045
    224,870        Aspen Insurance Holdings Ltd. (Bermuda)                                                           6,098,474
                                                                                                                 -------------
                                                                                                                    22,033,391
                                                                                                                 -------------
                   Real Estate Investment Trusts (2.4%)
    287,750        KKR Financial Holdings LLC                                                                        7,705,945
                                                                                                                 -------------

                   Regional Banks (1.9%)
     93,190        Northern Trust Corp.                                                                              6,064,805
                                                                                                                 -------------

                   Savings Banks (2.7%)
    508,500        Hudson City Bancorp, Inc.                                                                         6,707,115
     89,800        People's United Financial Inc.                                                                    1,813,062
                                                                                                                 -------------
                                                                                                                     8,520,177

                                                                                                                 -------------
                   Services to the Health Industry (3.4%)
    285,306        HEALTHSOUTH Corp.                                              *                                  5,922,953
    131,900        Omnicare, Inc.                                                                                    4,935,698
                                                                                                                 -------------
                                                                                                                    10,858,651
                                                                                                                 -------------
                   Specialty Stores (2.3%)
    204,690        Office Depot, Inc.                                             *                                  7,450,716
                                                                                                                 -------------
                   Telecommunication Equipment (2.2%)
    542,560        Andrew Corp.                                                   *                                  7,178,069
                                                                                                                 -------------




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
                     TOTAL COMMON STOCKS
                     (Cost $233,473,096)                                                                           306,178,476
                                                                                                                 -------------
                   Investment Trusts/Mutual Funds (1.1%)
    55,660         streetTRACKS Gold Trust (Cost $2,723,373)                      *                                  3,647,956
                                                                                                                 -------------
                   TOTAL LONG-TERM INVESTMENTS
                   (Cost $236,196,469)                                                                             309,826,432
                                                                                                                 -------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
----------------
                   SHORT-TERM INVESTMENT (2.7%)
                   Repurchase Agreement

    $8,604         Joint repurchase agreement account 5.29%
                   due 06/01/07 (dated 05/31/07;
                   proceeds $8,605,264) (a) (Cost $8,604,000)                                                        8,604,000
                                                                                                                 -------------



                   TOTAL INVESTMENTS (Cost $244,800,469) (b)                                             99.4%     318,430,432
                   OTHER ASSETS IN EXCESS OF LIABILITIES                                                  0.6        1,980,461
                                                                                                        -----    -------------
                   NET ASSETS                                                                           100.0%    $320,410,893
                                                                                                        =====    =============

----------
ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $74,664,725 and the aggregate gross unrealized depreciation is $1,034,762, resulting in net unrealized appreciation of $73,629,963.


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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund


/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-----------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007


/s/ Francis Smith
-----------------------------------
Francis Smith
Principal Financial Officer
July 19, 2007


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